Share Capital Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following tables present the changes to common shares during the years ended December 31, 2019 and 2018:

	Ownership by
Year ended December 31, 2019 (number of shares)	Public	Province	Total
Common shares - beginning	313,526,327	282,412,648	595,938,975
Common shares issued - LTIP[1]	416,519	—	416,519
Common shares issued - share grants[2]	462,942	—	462,942
Common shares - ending[3]	314,405,788	282,412,648	596,818,436
	52.7%	47.3%	100%
1 In 2019, Hydro One issued from treasury 416,519 common shares in accordance with provisions of the LTIP. This included the exercise of 302,520 stock options for cash proceeds of $6 million.
2 In 2019, Hydro One issued from treasury 462,942 common shares in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.
3 On January 16, 2020, Hydro One issued from treasury 117,980 common shares in accordance with provisions of the LTIP. See Note 34 - Subsequent Events.

	Ownership by
Year ended December 31, 2018 (number of shares)	Public	Province	Total
Common shares - beginning	312,974,063	282,412,648	595,386,711
Common shares issued - share grants[1]	481,460	—	481,460
Common shares issued - LTIP[2]	70,804	—	70,804
Common shares - ending	313,526,327	282,412,648	595,938,975
	52.6%	47.4%	100%
1 In 2018, Hydro One issued from treasury 481,460 common shares in accordance with provisions of the PWU and the Society Share Grant Plans.
2 In 2018, Hydro One issued from treasury 70,804 common shares in accordance with provisions of the LTIP.